Other operating income	12 Months Ended
Dec. 31, 2024
Other operating income
Other operating income

8       Other operating income

	2024	2023	2022
Government grants (1)	21,686	13,313	15,621
Government subsidies per Covid-19 context (2)	16,394	21,511	14,133
Compensation for concession (3)	—	62,677	—
Other	8,310	3,059	7,586
	46,390	100,560	37,340

(1)  Correspond to grants for the development of airport infrastructure. As consideration for having granted the concession of the Group A of the National Airport System of Argentina, AA2000 assigns to the Government 15% of the total revenues of the concession, 2.5% of such revenues are destined to fund the investment commitments of AA2000 corresponding to the investment plan under the concession agreement by means of a trust in which AA2000 is the settlor; Banco de la Nación Argentina, the trustee; and the beneficiaries are AA2000 and constructors of the airports’ works. The funds in the trust are used to settle the accounts payable to suppliers of the infrastructure being built in the Argentine Airport System. As per IAS 20, the benefit received by AA2000 qualifies as a grant related to income on a monthly basis that it is recognized at fair value since there is a reasonable assurance that such benefit will be received.

(2)   Mainly corresponds to the following government subsidies to support airports in the context of Covid-19 pandemic for the year ended December 31, 2024, 2023 and 2022:

◾	Re-equilibrium of concession agreements due to force majeure or fortuitous case events in Brazilian airports for a total amount of USD 16,315 USD 17,785 and USD 13,639 net of tax in 2024, 2023 and 2022 respectively.

Due to the impact generated by the pandemic, the Brazilian subsidiaries filed a claim for economic-financial re-equilibrium of its concession contracts. This was possible due to the Brazilian Government recognition that the Covid-19 pandemic is a case of “force majeure” or “fortuitous event” concluding that the loss from the impact of the pandemic is not part of the risks assumed by the private sector and must be compensated by the Federal Government. In view of this, the Agência Nacional de Aviação Civil (“the Brazilian ANAC”) determined that the compensation owing to the operators should be based on their projected operational result in the scenario without pandemic.

However, in 2024, there was a significant change in the methodology to determine the economic-financial re-equilibrium.

The previous methodology was based on the difference between the estimated operational cash flow (pre-Covid-19 scenario) and the actual cash flow (post-Covid-19 scenario), calculated based on EBITDA.

The new methodology focuses on the difference in the number of passengers processed at the airport between the pre- and post-Covid-19 scenarios. The re-equilibrium is calculated based on the EBITDA of the factual scenario, considering some adjustments required by ANAC. Then, this “EBITDA/Pax” indicator is then multiplied by the observed difference in passenger numbers, resulting in the rebalancing amount. This change has brought simplification and greater predictability to the re-equilibrium calculation, with an amendment ensuring its continuity for the coming years until the actual demand reaches the demand projected by ANAC for the pre-COVID scenario of the year 2023.

The compensatory amounts for the years 2024, 2023 and 2022 with respect of Brasilia airport were estimated at USD 16,315 USD 15,264 and USD 11,754 net of tax respectively, and the measure of this reconstitution is through the offset of the concession fee payable, see amount compensated in Note 23.

The compensatory amounts for the years 2023 and 2022 for Natal airport were estimated at USD 2,521 and USD 1,885 net of tax respectively, which was received through the offset of the monthly contribution and the readjustment of aeronautical tariffs until December 31, 2023, date on which the pending amount was included in the indemnification received from the Brazilian Government as part of the re-bidding process (Note 26.b).

8       Other operating income (Cont.)

During 2024, the final compensatory amount for the year 2023 for the Brasilia and Natal airports was determined, resulting, net of tax, in a decrease of USD 139 and an increase of USD 218, respectively compared to the amount that had initially been estimated and recognized as an Other operating income as of December 31, 2023.

During 2023, the final compensatory amount for the year 2022 for the Brasilia and Natal airports was determined, resulting, net of tax, in an increase of USD 3,550 and USD 176, respectively compared to the amount that had initially been estimated and recognized as an Other operating income as of December 31, 2022.

During 2022, the final compensatory amounts for the year 2021 were determined, resulting, net of tax, in an increase of USD 1,046 related to Brasilia airport and a reversal of USD 190 related to the Natal Airport compared to the amounts that had initially been estimated and recognized as Other operating income as of December 31, 2021.

◾ In June 2022, the final amount referring to the compensation granted to TA in 2021 was determined, resulting in a reversal of approximately EUR 339 thousand (equivalent to USD 362).

There are no unfulfilled conditions or other contingencies attached to these grants.

(3)   Corresponds to the indemnification regarding the concession of the Natal Airport as detailed in Note 26.b for a total amount of USD 62.7 that comprises a net gain for the compensation of the assets offset by liabilities of the concession.